Components of Loans by Industry Classification IAS39 (Detail) - IAS 39 [Member] € in Millions	Dec. 31, 2017 EUR (€)
Components of Loans by Industry Classification [Line Items]
Financial intermediation	€ 52,204
Manufacturing	27,478
thereof [Abstract]
Basic metals and fabricated metal products	4,211
Electrical and optical equipment	3,386
Transport equipment	3,374
Chemicals and chemical products	3,623
Machinery and equipment	3,191
Food products	2,907
Households, excluding mortgages	36,524
Households - mortgages	150,205
Public sector	13,711
Wholesale and retail trade	19,252
Commercial real estate activities	29,247
Lease financing	384
Fund management activities	18,708
Other	58,167
thereof:
Renting of machinery and other business activities	26,559
Transport, storage and communication	9,243
Mining and quarrying of energy-producing materials	2,553
Electricity, gas and water supply	3,552
Gross loans	405,879
(Deferred expense)/unearned income	259
Loans less (deferred expense)/unearned income	405,621
Less: Allowance for loan losses	3,921
Total loans	€ 401,699